Consolidated Statements of Stockholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2009		$ 15		$ 16,086	$ (3,757)	$ (43)
Balance (Shares) at Dec. 31, 2009		1,510,753,934
Net income (loss)	(1,065)				(1,065)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(58)					(58)
Net change in derivative financial instruments	(28)					(28)
Impact of stock-based compensation plans, net of tax (Shares)		10,026,178
Impact of stock-based compensation plans, net of tax				146
Balance at Dec. 31, 2010		15		16,232	(4,822)	(129)
Balance (Shares) at Dec. 31, 2010		1,520,780,112
Net income (loss)	441				441
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(8)					(8)
Net change in derivative financial instruments	17					17
Net change in certain retirement plans	(18)					(18)
Impact of stock-based compensation plans, net of tax (Shares)		10,226,278
Impact of stock-based compensation plans, net of tax				117
Acquisition of treasury stock			(492)
Balance at Dec. 31, 2011	11,353	15	(492)	16,349	(4,381)	(138)
Balance (Shares) at Dec. 31, 2011	1,531,006,390	1,531,006,390
Net income (loss)	(4,068)				(4,068)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	32					32
Net change in derivative financial instruments	82					82
Net change in certain retirement plans	(9)					(9)
Impact of stock-based compensation plans, net of tax (Shares)		11,340,798
Impact of stock-based compensation plans, net of tax				80
Acquisition of treasury stock			(600)
Balance at Dec. 31, 2012	$ 6,870	$ 15	$ (1,092)	$ 16,429	$ (8,449)	$ (33)
Balance (Shares) at Dec. 31, 2012	1,542,347,188	1,542,347,188